Shareholder Report, Holdings (Details) - C000261163	Sep. 30, 2025
BK6YZP5 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.80%
BMMV2K8 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
BHQPSY7 | Contemporary Amperex Technology Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
BG0ZMJ9 | Xiaomi Corp, Class B
Holdings [Line Items]
Percent of Net Asset Value	6.30%
BGJW376 | Meituan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BM93SF4 | NetEase, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BFFJRM7 | Zhongji Innolight Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BD5LYF1 | NAURA Technology Group Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNHPMD5 | Cambricon Technologies Corp Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
B0J2D41 | Baidu, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	44.80%
China
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Communications
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Technology
Holdings [Line Items]
Percent of Net Asset Value	29.30%